Note 6 - Warrant Liabilities (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	May 06, 2022	Jan. 25, 2022	Jan. 24, 2022	Jan. 22, 2022	Jan. 18, 2022	Dec. 31, 2021	Mar. 08, 2021
Warrant Liability, Fair Value Disclosure		$ 1,945	$ 8,335						$ 143,237
Warrants and Rights Outstanding, Term (Year)				36 months
Fair Value Adjustment of Warrants		(6,390)	(47,000)
Warrant Liability, Reclassified to Equity			(124,805)
Liberty Warrants and Liberty Advisory Fee Warrant [Member]
Warrant Liability, Fair Value Disclosure		1,182	6,191					$ 30,900	0
Fair Value Adjustment of Warrants		(5,009)	(24,662)
Warrant Liability, Reclassified to Equity			0
Pipe Warrant [Member]
Warrant Liability, Fair Value Disclosure		59	311				$ 1,300		0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					2,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)					$ 20
Fair Value Adjustment of Warrants		(252)	(1,001)
Warrant Liability, Reclassified to Equity			0
Columbia Warrant [Member]
Warrant Liability, Fair Value Disclosure			0						143,237	$ 161,200
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 2.51635975
Proceeds from Issuance of Warrants	$ 40,100
Warrants and Rights Outstanding, Term (Year)	25 years
Fair Value Adjustment of Warrants			(18,635)
Warrant Liability, Reclassified to Equity			(124,805)
Columbia Warrant [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	15,931,360
The 8.63 Warrants [Member]
Warrant Liability, Fair Value Disclosure		$ 704	$ 1,833		$ 4,900				$ 0
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 8.63	$ 8.63		$ 8.63	$ 11.5
Warrants and Rights Outstanding, Term (Year)					5 years
Fair Value Adjustment of Warrants		$ (1,129)	$ (2,702)
Warrant Liability, Reclassified to Equity			$ 0
Class of Warrant or Right, Redemption Price of Warrants or Rights (in dollars per share)					$ 13.5	$ 18
The 8.63 Warrants [Member] | Common Class A [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					8,333,333
The 8.63 Warrants [Member] | CF V Sponsor [Member]
Warrants and Rights Outstanding, Term (Year)					5 years
Stock Issued During Period, Shares, Warrants Exercised (in shares)			613,111
SPAC Public Warrants [Member | CF V Sponsor [Member] | Common Class A [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					8,333,333
SPAC Private Placement Warrants [Member] | CF V Sponsor [Member]
Class of Warrant or Right, Outstanding (in shares)					200,000
Forward Purchase Contract Warrant [Member] | CF V Sponsor [Member] | Common Class A [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					333,333